1
The Gabelli Global Mini Mites Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 79.3%
Aerospace and Defense — 4.3%
500 Astronics Corp.† ...................................... $ 12,085
3,300 Astronics Corp., Cl. B† ............................. 79,415
12,500 Avio SpA .................................................. 233,020
1,000 CPI Aerostructures Inc.† ........................... 3,470
4,000 Innovative Solutions and Support Inc.† ..... 25,160
7,800 Redwire Corp.† ........................................ 64,662
4,800 Triumph Group Inc.† ................................ 121,632
539,444
Agriculture — 1.0%
5,800 Limoneira Co. ........................................... 102,776
3,300 S&W Seed Co.† ....................................... 23,925
126,701
Automotive: Parts and Accessories — 4.5%
12,500 Garrett Motion Inc. ................................... 104,625
15,000 Monro Inc. ............................................... 217,050
3,500 Motorcar Parts of America Inc.† ............... 33,250
700 Smart Eye AB† ......................................... 3,210
2,000 Standard Motor Products Inc. ................... 49,860
4,000 Strattec Security Corp.† ............................ 157,840
565,835
Broadcasting — 1.4%
7,000 Beasley Broadcast Group Inc., Cl. A† ........ 38,850
100,000 Corus Entertainment Inc., Cl. B† ............... 8,686
5,000 Cumulus Media Inc., Cl. A† ....................... 2,210
14,800 Townsquare Media Inc., Cl. A .................... 120,472
170,218
Building and Construction — 1.3%
59,026 Armstrong Flooring Inc.† .......................... 6
7,200 Gencor Industries Inc.† ............................ 87,552
1,925 Neinor Homes SA ..................................... 28,142
200 The Monarch Cement Co. ......................... 44,000
159,700
Business Services — 1.6%
400 Boston Omaha Corp., Cl. A† ..................... 5,832
5,400 Du-Art Film Laboratories Inc., Non-
Voting†(a) ............................................ 6,512
600 Du-Art Film Laboratories Inc., Voting†(a) .. 724
4,000 Ework Group AB ....................................... 53,403
3,100 Magnera Corp.† ....................................... 56,296
1,000 MIND Technology Inc.† ............................ 6,000
13,000 TransAct Technologies Inc.† ..................... 47,840
80,002 Trans-Lux Corp.† ...................................... 31,201
207,808
Cable and Satellite — 0.7%
19,000 WideOpenWest Inc.† ................................ 94,050
Computer Software and Services — 1.3%
17,000 Alithya Group Inc., Cl. A† .......................... 19,890
Shares
Market
Value
900 Asetek A/S† ............................................. $ 346
500 Daktronics Inc.† ....................................... 6,090
7,000 Logility Supply Chain Solutions Inc. .......... 99,820
3,200 NextNav Inc.† ........................................... 38,944
60,000 Pacific Online Ltd. .................................... 3,392
168,482
Consumer Products — 6.1%
10,000 American Outdoor Brands Inc.† ................ 121,600
2,000 Aspen Group Inc.† ................................... 339
60,000 Clarus Corp. ............................................. 225,000
600 CompX International Inc. .......................... 12,432
650,000 Goodbaby International Holdings Ltd.† ..... 114,439
3,200 HG Holdings Inc.† .................................... 14,848
3,500 Lifecore Biomedical Inc.† ......................... 24,640
12,000 Lifetime Brands Inc. ................................. 59,160
3,500 Marine Products Corp. .............................. 29,365
5,000 Nobility Homes Inc. .................................. 157,500
200 Oil-Dri Corp. of America ............................ 9,184
71,000 Playmates Holdings Ltd. ........................... 5,018
773,525
Consumer Services — 1.1%
270,000 Tribal Group plc ........................................ 142,997
Diversified Industrial — 21.6%
122,000 Ampco-Pittsburgh Corp.† ......................... 264,740
17,400 Arq Inc.† .................................................. 72,558
9,000 Ascent Industries Co.† .............................. 113,940
1,000 Burnham Holdings Inc., Cl. A .................... 18,050
21,000 Commercial Vehicle Group Inc.† ............... 24,150
500 Core Molding Technologies Inc.† .............. 7,600
31,000 Fluence Corp. Ltd.† .................................. 1,104
2,200 Graham Corp.† ......................................... 63,404
3,000 INNOVATE Corp.† ..................................... 23,490
100,000 Intevac Inc. .............................................. 400,000
20,000 Myers Industries Inc. ................................ 238,600
11,700 Park-Ohio Holdings Corp. ......................... 252,720
3,000 Perma-Fix Environmental Services Inc.† ... 21,810
1,000 Quest Resource Holding Corp.† ................ 2,600
2,900 Servotronics Inc.† .................................... 30,740
115,000 Tredegar Corp.† ....................................... 885,500
28,000 Velan Inc. ................................................. 316,181
2,737,187
Electronics — 0.1%
200 Bel Fuse Inc., Cl. B ................................... 14,972
1,000 Kopin Corp.† ............................................ 932
300 Ultralife Corp.† ......................................... 1,614
17,518
Energy and Utilities — 1.8%
2,900 Capstone Green Energy Corp.† ................. 2,175
400 Consolidated Water Co. Ltd. ...................... 9,796
1,800 DMC Global Inc.† ..................................... 15,156

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
4,500 Innovex International Inc.† ....................... $ 80,820
6,000 RGC Resources Inc. ................................. 125,220
233,167
Entertainment — 5.0%
65,000 Entravision Communications Corp., Cl. A .. 136,500
25,000 Inspired Entertainment Inc.† ..................... 213,500
85,000 Ollamani SAB† ......................................... 188,944
20,000 Reading International Inc., Cl. A† .............. 27,800
6,300 Reservoir Media Inc.† ............................... 48,069
10,000 Sportech plc†(a) ...................................... 10,851
625,664
Equipment and Supplies — 2.0%
2,000 Applied Optoelectronics Inc.† ................... 30,700
4,000 Ilika plc† .................................................. 1,938
3,200 The Eastern Co. ........................................ 81,024
8,000 Titan Machinery Inc.† ............................... 136,320
249,982
Financial Services — 1.7%
200,000 GAM Holding AG† .................................... 20,120
700 OceanFirst Financial Corp. ........................ 11,907
4,500 Steel Partners Holdings LP† ..................... 184,522
3,500 Tiny Ltd.† ................................................. 3,235
219,784
Food and Beverage — 3.7%
155,000 China Foods Ltd. ...................................... 60,156
5,000 Corby Spirit and Wine Ltd., Cl. A ............... 52,118
40,000 Farmer Brothers Co.† ............................... 88,800
3,000 Lifeway Foods Inc.† .................................. 73,350
1,700 Nathan's Famous Inc. ............................... 163,837
5,000 Niagen Bioscience Inc.† ............................ 34,500
472,761
Health Care — 5.8%
45,000 Accuray Inc.† ........................................... 80,550
40,000 Achaogen Inc.†(a) .................................... 0
5,000 Axogen Inc.† ............................................ 92,500
15,000 Cutera Inc.† ............................................. 150
400 Daxor Corp.† ............................................ 3,252
8,500 Electromed Inc.† ...................................... 202,810
3,000 GRAIL Inc.† ............................................. 76,620
65,000 Harvard Bioscience Inc.† .......................... 36,790
8,000 Neuronetics Inc.† ..................................... 29,440
2,900 Oncimmune Holdings plc† ........................ 43
1,600 Option Care Health Inc.† ........................... 55,920
1,300 Tristel plc ................................................. 4,954
300 Utah Medical Products Inc. ....................... 16,812
12,500 Zimvie Inc.† ............................................. 135,000
734,841
Shares
Market
Value
Hotels and Gaming — 2.6%
3,800 Canterbury Park Holding Corp. ................. $ 69,350
17,500 Full House Resorts Inc.† ........................... 73,150
7,000 Genius Sports Ltd.† .................................. 70,070
6,700 The Marcus Corp. ..................................... 111,823
324,393
Machinery — 3.2%
6,000 CFT SpA†(a) ............................................. 29,844
12,200 L.B. Foster Co., Cl. A† ............................... 240,096
18,500 Twin Disc Inc. ........................................... 140,045
409,985
Metals and Mining — 1.6%
217 5E Advanced Materials Inc.† ..................... 831
65,000 NN Inc.† .................................................. 146,900
20,000 Sierra Metals Inc.† ................................... 10,940
40,000 Western Copper & Gold Corp.† ................. 45,400
204,071
Publishing — 1.6%
2,000 DallasNews Corp. ..................................... 9,120
18,000 Lee Enterprises Inc.† ................................ 186,840
195,960
Real Estate — 0.7%
43,500 Corem Property Group AB, Cl. B ............... 20,080
7,507 Gyrodyne LLC† ........................................ 61,407
20,000 Trinity Place Holdings Inc.† ...................... 964
82,451
Retail — 2.5%
4,000 Bassett Furniture Industries Inc. ............... 61,000
30,000 Sportsman's Warehouse Holdings Inc.† .... 29,823
6,000 Village Super Market Inc., Cl. A ................. 228,060
318,883
Specialty Chemicals — 1.9%
20,000 American Vanguard Corp. ......................... 88,000
1,000 Loop Industries Inc.† ............................... 1,150
500 Orion SA .................................................. 6,465
33,000 Treatt plc .................................................. 144,934
240,549
Telecommunications — 0.1%
700 Bittium Oyj ............................................... 5,889
200 Shenandoah Telecommunications Co. ....... 2,514
8,403
Wireless Telecommunications Services — 0.1%
22,877 NII Holdings Inc., Escrow† ....................... 8,007
TOTAL COMMON STOCKS .................. 10,032,366

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
RIGHTS — 0.0%
Health Care — 0.0%
16,000 Epizyme Inc., CVR† .................................. $ 320
30,000 Paratek Pharmaceuticals Inc., CVR† .......... 600
920
TOTAL RIGHTS ............................... 920
WARRANTS — 0.0%
Diversified Industrial — 0.0%
44,000 Ampco-Pittsburgh Corp., expire 08/01/25† 568
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 20.7%
$ 2,635,000 U.S. Treasury Bills,
4.230% to 4.406%††,
04/03/25 to 06/12/25 ............................ 2,620,556
TOTAL INVESTMENTS — 100.0%
(Cost $12,839,704) ............................... $ 12,654,410
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 86.5% $ 10,940,599
Europe .............................. 6.9  874,465
Canada .............................. 3.6  457,600
Latin America ....................... 1.6  198,740
Asia/Pacific ......................... 1.4  183,006
100.0% $ 12,654,410